Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V and

Ameritas Variable Separate Account VA-2

Supplement to:

Overture Applause!,

Overture Applause! II, Overture Encore!,

and Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Overture Annuity II, Overture Annuity III,

and Overture Acclaim!

Prospectuses Dated September 1, 2009

Supplement Dated May 1, 2025

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time, and can be found online at ameritas.com/investments/fund-prospectuses.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2
Fred Alger Management, LLC
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index). [1]	BNY Mellon MidCap Stock Portfolio, Service Shares
BNY Mellon Investment Adviser, Inc. /
Newton Investment Management North America, LLC
Total return.	Calvert VP SRI Balanced Portfolio, Class I
Calvert Research and Management
Long-term capital appreciation.	Calvert VP SRI Mid Cap Portfolio [2]
Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I
Calvert Research and Management
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	CVT Investment Grade Bond Index Portfolio, Class I
Calvert Research and Management /
Ameritas Investment Partners, Inc. [3]
Investing to correspond with the returns of the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio, Class I
Calvert Research and Management /
Ameritas Investment Partners, Inc. [3]
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I
Calvert Research and Management /
Ameritas Investment Partners, Inc. [3]
Investing to correspond with the returns of the S&P 500 Index. [1]	CVT S&P 500 Index Portfolio
Calvert Research and Management /
Ameritas Investment Partners, Inc. [3]
Investing to correspond with the returns of the S&P MidCap 400 Index. [1]	CVT S&P MidCap 400 Index Portfolio, Class I
Calvert Research and Management /
Ameritas Investment Partners, Inc. [3]
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F
Calvert Research and Management /
Ameritas Investment Partners, Inc. [3] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F
Calvert Research and Management /
Ameritas Investment Partners, Inc. [3] and Parametric Portfolio Associates LLC
Long-term capital growth.	DWS International Opportunities VIP, Class A (named DWS International Growth VIP, Class A prior to 5/1/25)
DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A
DWS Investment Management Americas, Inc.
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager 50% Portfolio, Initial Class [4] (named Fidelity® VIP Asset Manager Portfolio, Initial Class prior to 5/1/25)
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.

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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity® VIP Asset Manager 70% Portfolio, Initial Class [4] (named Fidelity® VIP Asset Manager: Growth Portfolio, Initial Class prior to 5/1/25)
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [1]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [4,5]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio[4,6]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2
Franklin Advisers, Inc.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2
Franklin Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series I
Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I
Invesco Advisers, Inc.
Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco V.I. Global Core Equity Fund, Series I
Invesco Advisers, Inc. /
Invesco Asset Management Limited
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I
Invesco Advisers, Inc. /
Invesco Asset Management Limited
Capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund, Standard Class II
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
To seek to provide total return through a combination of capital appreciation and current income.	Macquarie VIP Balanced Series, Service Class
Delaware Management Company /
Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Income Portfolio, Initial Class
Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class
Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class
Massachusetts Financial Services Company
Seeks total return.	MFS® Total Return Series, Initial Class
Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class
Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
Morgan Stanley Investment Management Inc. /
Morgan Stanley Investment Management Company

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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Total return.	Morgan Stanley VIF Global Strategist Portfolio, Class I
Morgan Stanley Investment Management Inc. /
Morgan Stanley Investment Management Limited
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II
ALPS Advisors, Inc. /
Morningstar Investment Management LLC
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II
ALPS Advisors, Inc. /
Morningstar Investment Management LLC
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II
ALPS Advisors, Inc. /
Morningstar Investment Management LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class
Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II
T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio
Third Avenue Management LLC

1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
2	This portfolio is closed to new investments. Funds may remain invested in the Subaccount. Transfers or withdrawals from this portfolio cannot be reinvested in the portfolio.
3	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
4	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
5	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
6	The "Initial Class" of this portfolio is available for the Overture Applause!, Overture Applause! II, and Overture Encore!. The "Service Class 2" is available for the Overture Annuity II, Overture Annuity III, Overture Annuity III-P, and Overture Acclaim!.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2846 5-25